Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Document Period End Date	May 31, 2024
C000006857 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 116	[1]
Expense Ratio, Percent	1.09%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.64%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.64%	6.08%	5.19%
C with CDSC (1% for 12 months)×	11.64%	6.08%	5.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[2]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006860 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R1
Trading Symbol	MAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 116	[3]
Expense Ratio, Percent	1.09%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.65%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.65%	6.07%	5.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[4]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006863 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	MAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.34%	[5]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.49%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.49%	6.89%	5.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	MEMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	2.06%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.14%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.14%	0.69%	0.75%
B with CDSC (declining over six years from 4% to 0%)×	6.14%	0.30%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[7]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000006907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Fund
Class Name	Class I
Trading Symbol	MEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.27%	1.71%	1.76%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[8]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000006924 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class A
Trading Symbol	MDIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 37	[9]
Expense Ratio, Percent	0.35%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Diversification Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.19%	7.10%	5.46%
A with initial sales charge (5.75%)	7.62%	5.84%	4.83%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class C
Trading Symbol	MDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[11]
Expense Ratio, Percent	1.10%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Diversification Fund (fund) provided a total return of 13.30%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.30%	6.30%	4.67%
C with CDSC (1% for 12 months)×	12.30%	6.30%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class B
Trading Symbol	MGIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$197	1.81%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.19%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	18.19%*	7.20%	6.52%
B with CDSC (declining over six years from 4% to 0%)×	14.19%	6.91%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.16%.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[13]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000034484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R6
Trading Symbol	MGRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Growth Fund (fund) provided a total return of 12.50%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.50%	8.61%	6.82%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[14]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000142782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R4
Trading Symbol	MNWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$71	0.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 71	[15]
Expense Ratio, Percent	0.68%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R4 shares of the fund provided a total return of 9.01%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	9.01%	3.11%	3.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[16]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class A
Trading Symbol	BRWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.18%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	38.18%	17.84%	14.66%
A with initial sales charge (5.75%)	30.23%	16.45%	13.88%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[17]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160035 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R3
Trading Symbol	BRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.45%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	21.45%	7.55%	8.46%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[18]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160037 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.83%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	21.83%	7.93%	8.83%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[19]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000172720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R2
Trading Symbol	BMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.24%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	31.24%	12.33%	10.75%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[20]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000172722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R4
Trading Symbol	BMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.93%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	31.93%	12.90%	11.31%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[21]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000006845 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class I
Trading Symbol	MIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[22]
Expense Ratio, Percent	0.13%	[22]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.32%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	20.32%	10.47%	8.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[23]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006850 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$42	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 42	[24]
Expense Ratio, Percent	0.38%	[24]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.98%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.98%	10.19%	8.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[25]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006893 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 114	[26]
Expense Ratio, Percent	1.09%	[26]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.24%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.24%	4.25%	3.79%
C with CDSC (1% for 12 months)×	8.24%	4.25%	3.79%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[27]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006894 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class I
Trading Symbol	MACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[28]
Expense Ratio, Percent	0.09%	[28]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.34%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.34%	5.30%	4.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[29]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 119	[30]
Expense Ratio, Percent	1.10%	[30]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.45%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.45%	7.96%	6.60%
C with CDSC (1% for 12 months)×	15.45%	7.96%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[31]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[32]
Expense Ratio, Percent	0.10%	[32]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.60%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.60%	9.05%	7.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[33]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class C
Trading Symbol	MGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.85%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Growth Fund (fund) provided a total return of 11.24%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.24%	7.40%	5.65%
C with CDSC (1% for 12 months)×	10.24%	7.40%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[34]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000034485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	MINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.51%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	19.51%*	8.40%	7.70%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.48%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[35]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000071437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	MINHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.41%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	19.41%*	8.28%	7.59%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[36]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000160027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R4
Trading Symbol	BRWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.51%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	38.51%	18.15%	14.96%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[37]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R6
Trading Symbol	BRWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.42%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.63%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	38.63%	18.25%	15.05%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[38]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160042 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R1
Trading Symbol	BRUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$84	0.74%
For the period from June 1, 2023 through May 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $169 and 1.49%, respectively.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.00%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	27.00%	11.70%	9.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[39]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000160045 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R4
Trading Symbol	BRUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.30%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	27.30%	12.31%	10.55%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[40]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000160046 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R6
Trading Symbol	BRUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.34%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	27.34%	12.40%	10.63%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[41]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000195683 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R6
Trading Symbol	MDIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[42]
Expense Ratio, Percent	0.00%	[42]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Diversification Fund (fund) provided a total return of 14.58%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	14.58%	7.47%	6.18%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.51%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[43]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000220110 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R1
Trading Symbol	MKVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$188	1.73%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 16.98%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	16.98%	11.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[44]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000220113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R2
Trading Symbol	MKVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.56%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	17.56%	11.71%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[45]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000006856 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class B
Trading Symbol	MMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$116	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 116	[46]
Expense Ratio, Percent	1.09%	[46]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Moderate Allocation Fund (fund) provided a total return of 12.67%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.67%	6.09%	5.20%
B with CDSC (declining over six years from 4% to 0%)×	8.67%	5.77%	5.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[47]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006899 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	MACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[48]
Expense Ratio, Percent	0.34%	[48]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.01%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.01%	5.03%	4.56%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[49]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$38	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 38	[50]
Expense Ratio, Percent	0.35%	[50]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.33%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.33%	8.78%	7.40%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[51]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R1
Trading Symbol	MDIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[52]
Expense Ratio, Percent	1.10%	[52]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Diversification Fund (fund) provided a total return of 13.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.25%	6.29%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[53]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000071428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.45%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.45%	1.85%	1.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[54]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000071433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R3
Trading Symbol	MGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Growth Fund (fund) provided a total return of 12.09%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.09%	8.21%	6.44%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[55]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000071434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	MINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$196	1.80%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.22%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	18.22%	7.20%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[56]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000142777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class C
Trading Symbol	MNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 175	[57]
Expense Ratio, Percent	1.68%	[57]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class C shares of the fund provided a total return of 7.99%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.99%	2.08%	2.06%
C with CDSC (1% for 12 months)×	6.99%	2.08%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[58]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R1
Trading Symbol	BRWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$177	1.49%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.16%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	37.16%	16.96%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[59]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160031 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.74%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.60%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	20.60%	6.76%	7.66%
C with CDSC (1% for 12 months)×	19.60%	6.76%	7.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[60]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160038 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class A
Trading Symbol	BRUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.03%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	27.03%	12.03%	10.27%
A with initial sales charge (5.75%)	19.72%	10.72%	9.52%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[61]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000172717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	BMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.59%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.59%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	30.59%	11.77%	10.20%
C with CDSC (1% for 12 months)×	29.59%	11.77%	10.20%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[62]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000220106 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R6
Trading Symbol	MKVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.24%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	18.24%	12.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[63]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000220109 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class A
Trading Symbol	MKVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.92%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	17.92%	12.05%
A with initial sales charge (5.75%)	11.14%	10.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[64]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000231059 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	MAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[65]
Expense Ratio, Percent	0.02%	[65]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.87%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	13.87%	1.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	2.89%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[66]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006838 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$42	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 42	[67]
Expense Ratio, Percent	0.38%	[67]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.97%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.97%	10.20%	8.53%
A with initial sales charge (5.75%)	13.07%	8.90%	7.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[68]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006839 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[69]
Expense Ratio, Percent	0.13%	[69]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.26%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	20.26%	10.47%	8.79%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[70]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006844 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 124	[71]
Expense Ratio, Percent	1.13%	[71]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.11%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.11%	9.37%	7.71%
C with CDSC (1% for 12 months)×	18.11%	9.37%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[72]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006851 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[73]
Expense Ratio, Percent	0.34%	[73]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.48%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.48%	6.87%	5.98%
A with initial sales charge (5.75%)	6.95%	5.61%	5.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[74]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006912 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[75]
Expense Ratio, Percent	0.10%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.59%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.59%	9.06%	7.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[76]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MGALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$65	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 65	[77]
Expense Ratio, Percent	0.60%	[77]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.00%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.00%	8.51%	7.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[78]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006944 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class I
Trading Symbol	MINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.41%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	19.41%*	8.28%	7.59%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.38%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[79]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000071425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	MEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$164	1.56%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.71%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.71%	1.20%	1.25%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[80]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000071427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	MEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.27%	1.71%	1.76%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[81]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000071435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	MINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.79%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	18.79%*	7.74%	7.05%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.75%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[82]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000142778 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class I
Trading Symbol	MNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$72	0.69%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 72	[83]
Expense Ratio, Percent	0.69%	[83]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class I shares of the fund provided a total return of 9.01%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	9.01%	3.09%	3.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[84]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142780 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R2
Trading Symbol	MNWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$123	1.18%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 123	[85]
Expense Ratio, Percent	1.18%	[85]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R2 shares of the fund provided a total return of 8.53%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	8.53%	2.60%	2.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[86]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160039 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class B
Trading Symbol	BRUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.49%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.05%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	26.05%	11.17%	9.44%
B with CDSC (declining over six years from 4% to 0%)×	22.05%	10.91%	9.44%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[87]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000160041 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class I
Trading Symbol	BRUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.34%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	27.34%	12.30%	10.54%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[88]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000172716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class B
Trading Symbol	BMSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$183	1.59%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.58%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	30.58%	11.78%	10.20%
B with CDSC (declining over six years from 4% to 0%)×	26.58%	11.52%	10.20%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[89]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000172718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	BMSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.91%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	31.91%	12.90%	11.31%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[90]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000006858 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 10	[91]
Expense Ratio, Percent	0.09%	[91]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.79%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.79%	7.15%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[92]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006862 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R2
Trading Symbol	MARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$63	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 63	[93]
Expense Ratio, Percent	0.59%	[93]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.22%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.22%	6.61%	5.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[94]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$216	2.06%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.11%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.11%	0.69%	0.75%
C with CDSC (1% for 12 months)×	9.11%	0.69%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[95]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000006929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class B
Trading Symbol	MDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 117	[96]
Expense Ratio, Percent	1.10%	[96]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Diversification Fund (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.32%	6.31%	4.67%
B with CDSC (declining over six years from 4% to 0%)×	9.32%	5.99%	4.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[97]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006931 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class I
Trading Symbol	MDIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[98]
Expense Ratio, Percent	0.10%	[98]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Diversification Fund (fund) provided a total return of 14.48%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.48%	7.37%	5.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[99]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class A
Trading Symbol	MGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.12%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.12%*	8.01%	7.32%
A with initial sales charge (5.75%)	12.27%	6.74%	6.69%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[100]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000006943 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class C
Trading Symbol	MGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.81%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 18.22%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	18.22%*	7.21%	6.52%
C with CDSC (1% for 12 months)×	17.22%	7.21%	6.52%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 18.19%.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[101]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000071424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	MEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$216	2.06%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.17%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.17%	0.71%	0.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[102]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000142781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R3
Trading Symbol	MNWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$97	0.93%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 97	[103]
Expense Ratio, Percent	0.93%	[103]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R3 shares of the fund provided a total return of 8.79%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	8.79%	2.85%	2.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[104]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%
[105]
Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160034 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R2
Trading Symbol	BRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.11%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	21.11%	7.29%	8.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[106]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160036 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R4
Trading Symbol	BRSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.76%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	21.76%	7.83%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[107]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000172719 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R1
Trading Symbol	BMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$183	1.59%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 30.52%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	30.52%	11.78%	10.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[108]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000172721 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R3
Trading Symbol	BMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.54%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	31.54%	12.62%	11.03%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[109]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000195688 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R6
Trading Symbol	MNWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$65	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 65	[110]
Expense Ratio, Percent	0.62%	[110]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R6 shares of the fund provided a total return of 9.18%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.18%	3.19%	3.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	13.68%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	2.06%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[111]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000006847 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 124	[112]
Expense Ratio, Percent	1.13%	[112]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.08%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.08%	9.37%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[113]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006849 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$69	0.63%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 69	[114]
Expense Ratio, Percent	0.63%	[114]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.66%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.66%	9.92%	8.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[115]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006896 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R1
Trading Symbol	MACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 114	[116]
Expense Ratio, Percent	1.09%	[116]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.28%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.28%	4.25%	3.79%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[117]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006898 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R2
Trading Symbol	MCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 62	[118]
Expense Ratio, Percent	0.59%	[118]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.73%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.73%	4.77%	4.30%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[119]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006911 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$38	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 38	[120]
Expense Ratio, Percent	0.35%	[120]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.32%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.32%	8.78%	7.40%
A with initial sales charge (5.75%)	10.57%	7.50%	6.77%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[121]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 119	[122]
Expense Ratio, Percent	1.10%	[122]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.42%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.42%	7.96%	6.60%
B with CDSC (declining over six years from 4% to 0%)×	12.42%	7.66%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[123]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$119	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 119	[124]
Expense Ratio, Percent	1.10%	[124]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Growth Allocation Fund (fund) provided a total return of 16.46%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.46%	7.96%	6.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Growth Allocation Fund Blended Index ∆	19.07%	10.24%	7.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[125]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class A
Trading Symbol	MGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS International Growth Fund (fund) provided a total return of 12.11%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.11%	8.22%	6.44%
A with initial sales charge (5.75%)	5.66%	6.94%	5.81%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[126]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000006938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class B
Trading Symbol	MGRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$195	1.85%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS International Growth Fund (fund) provided a total return of 11.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.25%	7.40%	5.65%
B with CDSC (declining over six years from 4% to 0%)×	7.25%	7.10%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[127]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000142775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class A
Trading Symbol	MNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$97	0.93%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 97	[128]
Expense Ratio, Percent	0.93%	[128]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class A shares of the fund provided a total return of 8.78%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	8.78%	2.91%	2.93%
A with initial sales charge (5.75%)	2.52%	1.70%	2.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[129]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class B
Trading Symbol	MNWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 175	[130]
Expense Ratio, Percent	1.68%	[130]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class B shares of the fund provided a total return of 7.95%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	7.95%	2.09%	2.06%
B with CDSC (declining over six years from 4% to 0%)×	3.95%	1.72%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[131]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R3
Trading Symbol	BRWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.22%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	38.22%	17.85%	14.67%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[132]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BRSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.38%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	21.38%	7.56%	8.47%
A with initial sales charge (5.75%)	14.40%	6.29%	7.74%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[133]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160043 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R2
Trading Symbol	BRUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 26.70%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	26.70%	11.75%	9.99%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[134]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000160044 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R3
Trading Symbol	BRULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 27.01%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	27.01%	12.03%	10.27%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[135]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

C000220107 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R4
Trading Symbol	MKVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.15%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	18.15%	12.36%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[136]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000220108 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R3
Trading Symbol	MKVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.89%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	17.89%	12.05%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[137]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000006843 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$124	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 124	[138]
Expense Ratio, Percent	1.13%	[138]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 19.06%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.06%	9.37%	7.71%
B with CDSC (declining over six years from 4% to 0%)×	15.06%	9.09%	7.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	12.36%	9.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[139]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006892 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class B
Trading Symbol	MACBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$114	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 114	[140]
Expense Ratio, Percent	1.09%	[140]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Conservative Allocation Fund (fund) provided a total return of 9.18%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.18%	4.25%	3.78%
B with CDSC (declining over six years from 4% to 0%)×	5.18%	3.91%	3.78%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[141]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R3
Trading Symbol	MDIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 37	[142]
Expense Ratio, Percent	0.35%	[142]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Diversification Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.19%	7.10%	5.46%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[143]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000071426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	MEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$138	1.31%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 11.01%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.01%	1.46%	1.51%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[144]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000071431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R1
Trading Symbol	MGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$194	1.84%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS International Growth Fund (fund) provided a total return of 11.25%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.25%	7.40%	5.65%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[145]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000071436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	MINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R3 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 19.12%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Index
    Stock selection within both the financials and real estate sectors.
    An underweight position in the consumer discretionary sector.
  Top detractors from performance relative to the MSCI EAFE Index
    An overweight position in the consumer staples sector.
    Stock selection within the health care sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.12%*	8.01%	7.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	18.53%	8.05%	4.60%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 19.09%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 22,083,354,936
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 136,782,215	[146]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	22,083,354,936	Total Management Fee ($)#:	136,782,215
Total Number of Holdings:	93	Portfolio Turnover (%):	12
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%
Issuer country weightings
France	17.4%
United Kingdom	14.0%
Japan	13.9%
United States	10.1%
Germany	9.2%
Switzerland	7.1%
Ireland	4.9%
Canada	4.7%
Spain	4.3%
Other Countries	14.4%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.4%
TotalEnergies SE	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Franco-Nevada Corp.	2.8%
Cadence Design Systems, Inc.	2.7%
Legrand S.A.	2.6%
NatWest Group PLC	2.4%
AIB Group PLC	2.4%
Resona Holdings, Inc.	2.2%
CaixaBank S.A.	2.2%

C000142779 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R1
Trading Symbol	MNWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$175	1.68%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 175	[147]
Expense Ratio, Percent	1.68%	[147]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  A committee of portfolio managers (committee) is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.
  For the twelve months ended May 31, 2024, Class R1 shares of the fund provided a total return of 7.95%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.50%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to absolute performance
    The fund's allocation to both the MFS Growth Fund and the MFS Value Fund.
  Top detractors from absolute performance
    The fund's short exposure to futures contracts on both the Russell 1000® Growth Index and Russell 1000® Value Index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	7.95%	2.09%	2.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index +∆	28.19%	15.80%	12.56%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.50%	2.12%	1.46%
*	For the period from the commencement of the class's investment operations, June 27, 2014 through May 31, 2024.
+
Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Standard & Poor's 500 Stock Index replaced the ICE BofA 0-3 Month U.S. Treasury Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 39,198,042
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 160,166	[148]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	39,198,042	Total Management Fee ($)#:	160,166
Total Number of Holdings:	14	Portfolio Turnover (%):	6
♯ Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Institutional International Equity Fund	30.4%
	MFS Growth Fund	30.4%
	MFS Value Fund	30.2%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 21 24		(19.3)%
	Mini MSCI EAFE Index Future JUN 21 24		(19.7)%
	Mini Russell 1000 Growth Future JUN 21 24		(20.7)%
Net Equity Exposure				31.3%
	Standard & Poor's 500 Index Option 4200.00 PUT SEP 20 24		(0.2)%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.3)%
	Standard & Poor’s 500 Index Option 4700.00 PUT SEP 20 24		(0.5)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.5)%
Standard & Poors Index Option PUT(s)				(1.5)%
Downside Hedge(s)				(1.5)%
Net Equivalent Equity Exposure		91.0%	(61.2)%	29.8%
Limited Maturity U.S. Treasury Notes				3.0%
Cash	Cash & Cash Equivalents (d)			5.9%
	Other (e)			61.3%
Total Net Exposure Summary				100.0%

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class C
Trading Symbol	BRWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$177	1.49%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.16%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	37.16%	16.98%	13.81%
C with CDSC (1% for 12 months)×	36.16%	16.98%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[149]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160033 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R1
Trading Symbol	BRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.74%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R1 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.58%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	20.58%	6.76%	7.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[150]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160040 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class C
Trading Symbol	BRUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.49%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 25.97%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.71%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Value Index
    Stock selection within the information technology, utilities, financials and energy sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index
    Security selection within both the industrials and consumer staples sectors weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	25.97%	11.19%	9.44%
C with CDSC (1% for 12 months)×	24.97%	11.19%	9.44%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Value Index +∆	21.71%	10.74%	10.06%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 297,554,041
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,035,469	[151]
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	297,554,041	Total Management Fee ($)#:	1,035,469
Total Number of Holdings:	110	Portfolio Turnover (%):	55
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
GICS equity sectors
Financials	22.8%
Health Care	14.3%
Industrials	13.2%
Energy	8.3%
Information Technology	8.3%
Consumer Staples	7.3%
Utilities	5.8%
Communication Services	5.1%
Real Estate	5.1%
Consumer Discretionary	4.3%
Materials	4.0%
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.0%
Berkshire Hathaway, Inc., "B"	2.0%
Cigna Group	1.8%
Eaton Corp. PLC	1.7%
American Express Co.	1.7%
Applied Materials, Inc.	1.7%
McKesson Corp.	1.7%

C000172715 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	BMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 31.49%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	31.49%	12.61%	11.03%
A with initial sales charge (5.75%)	23.93%	11.28%	10.18%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[152]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000220111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class I
Trading Symbol	MKVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.16%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	18.16%	12.35%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[153]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

C000231058 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R6
Trading Symbol	AGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$6	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 6	[154]
Expense Ratio, Percent	0.05%	[154]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 20.37%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 23.36%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the US equity segment, the fund's exposure to, and relative performance of, the MFS Growth Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of both the MFS Research International Fund and MFS International Large Cap Value Fund held back the results as both funds lagged their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	20.37%	3.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Aggressive Growth Allocation Fund Blended Index ∆	23.36%	6.83%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,792,680,875
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0	[155]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Net Assets ($):	2,792,680,875	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.3%
MFS Research Fund	10.3%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	9.8%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.1%
MFS International Intrinsic Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.4%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000231060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	MACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$3	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 3	[156]
Expense Ratio, Percent	0.03%	[156]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.41%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	10.41%	0.53%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(3.74)%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	0.73%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[157]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000231061 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R6
Trading Symbol	MAGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[158]
Expense Ratio, Percent	0.02%	[158]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Growth Allocation Fund (fund) provided a total return of 17.73%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 19.07%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	17.73%	2.70%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	9.13%
MFS Growth Allocation Fund Blended Index ∆	19.07%	4.93%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,542,423,898
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[159]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,542,423,898	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.1%
MFS Growth Fund	9.4%
MFS Research Fund	9.3%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	8.8%
MFS Research International Fund	7.1%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS International Large Cap Value Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006852 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	MAMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$10	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 10	[160]
Expense Ratio, Percent	0.09%	[160]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 13.77%, at net asset value. This compares with a return of 28.19% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 14.62%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back the results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.77%	7.14%	6.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	28.19%	15.80%	12.69%
MFS Moderate Allocation Fund Blended Index ∆	14.62%	7.84%	6.51%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,630,766,465
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[161]
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,630,766,465	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover (%):	4
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Total Return Bond Fund	8.3%
MFS Value Fund	8.1%
MFS Growth Fund	7.3%
MFS Research Fund	7.3%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	6.9%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	5.1%
MFS Global Opportunistic Bond Fund	4.9%
MFS High Income Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Institutional Money Market Portfolio	2.9%
MFS International Large Cap Value Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006887 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 36	[162]
Expense Ratio, Percent	0.34%	[162]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.05%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.05%	5.03%	4.57%
A with initial sales charge (5.75%)	3.73%	3.80%	3.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[163]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006888 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	MACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 9	[164]
Expense Ratio, Percent	0.09%	[164]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 10.32%, at net asset value. This compares with a return of 1.31% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 10.10%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Blended Index
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund boosted relative returns. Additionally, strong relative performance of the MFS Total Return Bond Fund and MFS Global Opportunistic Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
  Top detractors from performance relative to the Blended Index
    Within the US equity funds segment, style selection was a headwind. Diversified exposures into value and down in market cap lagged the US equity portion of the Blended Index.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.32%	5.30%	4.83%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.31%	(0.17)%	1.26%
MFS Conservative Allocation Fund Blended Index ∆	10.10%	5.25%	4.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,759,785,798
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0	[165]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	3,759,785,798	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Growth Fund	5.3%
MFS Research Fund	5.2%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	3.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.5%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process. We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.

Material Fund Change Strategies [Text Block]	Effective August 28, 2023, we updated the fund’s principal investment strategies and principal risks in order to incorporate our proprietary analysis of projected performance of various asset classes, as well as other factors, into the fund’s strategic asset allocation process.
Material Fund Change Risks Change [Text Block]	We broadened the menu of available underlying MFS funds from which we may choose to invest the fund’s assets and added additional principal risks associated with this broader list of available underlying funds. We also updated the principal risk entitled “investment selection risk” to reflect this change and discuss the use of quantitative models.
Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.31%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class A shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 10.99%, at net asset value. This compares with a return of 12.39% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI Emerging Markets Index
    Stock selection and underweight positions in both the health care and industrials sectors.
    Stock selection and, to a lesser extent, an overweight position in the energy sector.
  Top detractors from performance relative to the MSCI Emerging Markets Index
    Stock selection within the financials sector.
    An overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.99%	1.46%	1.51%
A with initial sales charge (5.75%)	4.60%	0.26%	0.91%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	12.39%	3.55%	2.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,548,635,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 63,850,201	[166]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	7,548,635,044	Total Management Fee ($)#:	63,850,201
Total Number of Holdings:	97	Portfolio Turnover (%):	34
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%
Issuer country weightings
China	26.4%
South Korea	14.8%
India	14.5%
Taiwan	14.1%
Brazil	6.9%
Indonesia	2.9%
Mexico	2.8%
Hong Kong	2.3%
United States	2.1%
Other Countries	13.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.0%
Infosys Ltd.	2.2%
China Construction Bank Corp.	1.8%
Tata Consultancy Services Ltd.	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
Vale S.A., ADR	1.7%
HDFC Bank Ltd.	1.7%

C000006925 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R4
Trading Symbol	MDITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 11	[167]
Expense Ratio, Percent	0.10%	[167]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Diversification Fund (fund) provided a total return of 14.43%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.43%	7.36%	5.72%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[168]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R2
Trading Symbol	MDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$64	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 64	[169]
Expense Ratio, Percent	0.60%	[169]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Diversification Fund (fund) provided a total return of 13.88%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index
    During the reporting period, the fund's exposure to the MFS International Intrinsic Value Fund contributed to relative performance as the fund outperformed its respective market segment.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index
    Relative performance of the MFS Research International Fund, MFS International Large Cap Value Fund, MFS International New Discovery Fund and MFS Emerging Markets Equity Fund weakened relative returns as all four funds underperformed their respective benchmarks.
    The fund's exposure to the MFS International Growth Fund further weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.88%	6.84%	5.20%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.74%	6.81%	4.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 38,625,457,251
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0	[170]
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	38,625,457,251	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover (%):	3
♯ The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio target allocation
Portfolio actual  allocation
Portfolio holdings
MFS Research International Fund	27.7%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.1%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.1%

C000006940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class I
Trading Symbol	MQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS International Growth Fund (fund) provided a total return of 12.36%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.36%	8.49%	6.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[171]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000071430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R4
Trading Symbol	MGRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R4 shares of the MFS International Growth Fund (fund) provided a total return of 12.37%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.37%	8.48%	6.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[172]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000071432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R2
Trading Symbol	MGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS International Growth Fund (fund) provided a total return of 11.81%, at net asset value. This compares with a return of 16.74% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 13.01%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection and, to a lesser extent, an overweight position in the industrials sector were primary contributors to relative performance.
    Stock selection within both the information technology and materials sectors benefited relative results.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index
    Stock selection within the health care, consumer discretionary and financials sectors.
    Stock selection and, to a lesser extent, an overweight position in the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.81%*	7.94%	6.18%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	16.74%	6.81%	4.03%
MSCI All Country World (ex-US) Growth Index (net div) +∆	13.01%	6.65%	4.79%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.78%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Growth Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Growth Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 16,586,855,867
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 102,678,636	[173]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	16,586,855,867	Total Management Fee ($)#:	102,678,636
Total Number of Holdings:	86	Portfolio Turnover (%):	13
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%
Issuer country weightings
France	17.0%
Germany	10.5%
Switzerland	10.2%
Japan	9.3%
United Kingdom	8.2%
Canada	6.5%
Netherlands	5.6%
Taiwan	5.6%
United States	4.0%
Other Countries	23.1%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Schneider Electric SE	4.5%
SAP SE	4.5%
Nestle S.A.	3.9%
Hitachi Ltd.	3.7%
Heineken N.V.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.3%

C000160021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class B
Trading Symbol	BRWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$177	1.49%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.14%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	37.14%	16.97%	13.81%
B with CDSC (declining over six years from 4% to 0%)×	33.14%	16.75%	13.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[174]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class I
Trading Symbol	BRWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 38.56%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	38.56%	18.16%	14.96%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[175]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R2
Trading Symbol	BRWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R2 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 37.82%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.60%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 1000® Growth Index
    Stock selection and an overweight position in the utilities sector were primary contributors to relative performance.
    Stock selection in the consumer discretionary, financials and information technology sectors benefited relative results.
  Top detractors from performance relative to the Russell 1000® Growth Index
    Stock selection in materials weighed on relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	37.82%	17.57%	14.38%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 1000® Growth Index +∆	33.60%	19.37%	17.08%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 338,805,753
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,092,150	[176]
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	338,805,753	Total Management Fee ($)#:	1,092,150
Total Number of Holdings:	78	Portfolio Turnover (%):	48
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
GICS equity sectors
Information Technology	44.0%
Communication Services	13.5%
Consumer Discretionary	13.4%
Health Care	10.3%
Financials	6.4%
Industrials	4.5%
Consumer Staples	3.1%
Real Estate	1.8%
Utilities	1.1%
Energy	0.9%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	11.1%
Microsoft Corp.	10.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.8%
Alphabet, Inc., "C"	3.6%
Alphabet, Inc., "A"	3.6%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.7%
Booking Holdings, Inc.	1.7%

C000160030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class B
Trading Symbol	BRSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.74%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class B shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 20.48%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	20.48%	6.75%	7.65%
B with CDSC (declining over six years from 4% to 0%)×	16.48%	6.44%	7.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[177]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000160032 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BRSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class I shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of 21.68%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 20.12%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell 2000® Index
    Stock selection within the industrials, financials, consumer staples and real estate sectors was a primary contributor to performance relative to the Russell 2000® Index.
  Top detractors from performance relative to the Russell 2000® Index
    Security selection within both the information technology and consumer discretionary sectors detracted from relative performance.
    A combination of stock selection and an overweight position in the health care sector further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	21.68%	7.81%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.44%
Russell 2000® Index +∆	20.12%	8.61%	8.42%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 339,710,823
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,997,025	[178]
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	339,710,823	Total Management Fee ($)#:	1,997,025
Total Number of Holdings:	179	Portfolio Turnover (%):	61
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
GICS equity sectors
Industrials	16.3%
Financials	16.2%
Health Care	16.2%
Information Technology	14.0%
Consumer Discretionary	10.8%
Real Estate	7.0%
Energy	7.0%
Materials	5.2%
Communication Services	2.9%
Consumer Staples	2.3%
Utilities	1.4%
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Skechers USA, Inc., "A"	1.9%
Grand Canyon Education, Inc.	1.7%
e.l.f. Beauty, Inc.	1.6%
Encompass Health Corp.	1.5%
Organon & Co.	1.5%
APi Group, Inc.	1.5%
TaskUs, Inc., "A"	1.5%
Prestige Consumer Healthcare, Inc.	1.4%
Verint Systems, Inc.	1.4%
SLM Corp.	1.4%

C000172723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	BMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class R6 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 32.03%, at net asset value. This compares with a return of 27.58% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 23.11%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the Russell Midcap® Index
    Stock selection within the utilities, information technology, financials and communication services sectors was a primary contributor to relative performance.
  Top detractors from performance relative to the Russell Midcap® Index
    Security selection within the consumer discretionary sector dampened relative performance.
    The fund's cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	32.03%	13.01%	11.40%
Comparative Benchmark(s)
Russell 3000® Index +∆	27.58%	15.00%	13.37%
Russell Midcap® Index +∆	23.11%	11.07%	10.18%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2024.
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 699,333,781
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,794,485	[179]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	699,333,781	Total Management Fee ($)#:	2,794,485
Total Number of Holdings:	145	Portfolio Turnover (%):	75
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Industrials	18.5%
Financials	17.3%
Information Technology	12.0%
Health Care	10.5%
Consumer Discretionary	9.4%
Real Estate	7.9%
Utilities	6.8%
Energy	5.2%
Materials	5.0%
Communication Services	4.1%
Consumer Staples	2.0%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
Phillips 66	2.0%
Spotify Technology S.A.	1.9%
Hartford Financial Services Group, Inc.	1.8%
Wabtec Corp.	1.5%
Corebridge Financial, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
McKesson Corp.	1.5%
Verisk Analytics, Inc., "A"	1.5%
Vistra Corp.	1.5%

C000220112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class C
Trading Symbol	MKVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.72%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2024, Class C shares of the MFS International Large Cap Value Fund (fund) provided a total return of 17.02%, at net asset value. This compares with a return of 18.53% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 23.58%.
  In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although progress toward inflation targets remains uneven.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they weathered the unsettled geopolitical climate and higher interest rate environment well.
  Top contributors to performance relative to the MSCI EAFE Value Index
    Not owning any stocks within the real estate sector.
    Stock selection within the energy sector.
  Top detractors from performance relative to the MSCI EAFE Value Index
    Stock selection within the financials sector.
    Stock selection and an overweight position in the consumer staples sector; stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 5/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	17.02%	11.18%
C with CDSC (1% for 12 months)×	16.02%	11.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) +∆	18.53%	10.31%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) +∆	23.58%	13.06%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2024.
+
Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI EAFE (Europe, Australasia, Far East) Index (net div) replaced the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,436,302,634
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 42,838,077	[180]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	6,436,302,634	Total Management Fee ($)#:	42,838,077
Total Number of Holdings:	96	Portfolio Turnover (%):	17
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%
Issuer country weightings
United Kingdom	23.9%
Japan	16.2%
France	15.1%
Switzerland	9.0%
United States	6.2%
Canada	5.8%
Germany	5.6%
Ireland	3.9%
Netherlands	2.8%
Other Countries	11.5%

Largest Holdings [Text Block]
Top ten holdings
Mitsubishi UFJ Financial Group, Inc.	3.5%
BNP Paribas S.A.	3.3%
UBS Group AG	3.2%
NatWest Group PLC	3.1%
Eni S.p.A.	2.7%
Schneider Electric SE	2.5%
Roche Holding AG	2.4%
Glencore PLC	2.2%
Willis Towers Watson PLC	2.1%
Henkel AG & Co. KGaA	2.0%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[7]	Includes the effect of any management fee waivers.
[8]	Includes the effect of any management fee waivers.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Includes the effect of any management fee waivers.
[14]	Includes the effect of any management fee waivers.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	Includes the effect of any management fee waivers.
[17]	Includes the effect of any management fee waivers.
[18]	Includes the effect of any management fee waivers.
[19]	Includes the effect of any management fee waivers.
[20]	Includes the effect of any management fee waivers.
[21]	Includes the effect of any management fee waivers.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[26]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[27]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[28]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[29]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[30]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[31]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[32]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[33]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[34]	Includes the effect of any management fee waivers.
[35]	Includes the effect of any management fee waivers.
[36]	Includes the effect of any management fee waivers.
[37]	Includes the effect of any management fee waivers.
[38]	Includes the effect of any management fee waivers.
[39]	Includes the effect of any management fee waivers.
[40]	Includes the effect of any management fee waivers.
[41]	Includes the effect of any management fee waivers.
[42]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[43]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[44]	Includes the effect of any management fee waivers.
[45]	Includes the effect of any management fee waivers.
[46]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[47]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[48]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[49]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[50]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[51]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[52]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[53]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[54]	Includes the effect of any management fee waivers.
[55]	Includes the effect of any management fee waivers.
[56]	Includes the effect of any management fee waivers.
[57]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[58]	Includes the effect of any management fee waivers.
[59]	Includes the effect of any management fee waivers.
[60]	Includes the effect of any management fee waivers.
[61]	Includes the effect of any management fee waivers.
[62]	Includes the effect of any management fee waivers.
[63]	Includes the effect of any management fee waivers.
[64]	Includes the effect of any management fee waivers.
[65]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[66]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[67]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[68]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[69]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[70]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[71]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[72]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[73]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[74]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[75]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[76]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[77]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[78]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[79]	Includes the effect of any management fee waivers.
[80]	Includes the effect of any management fee waivers.
[81]	Includes the effect of any management fee waivers.
[82]	Includes the effect of any management fee waivers.
[83]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[84]	Includes the effect of any management fee waivers.
[85]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[86]	Includes the effect of any management fee waivers.
[87]	Includes the effect of any management fee waivers.
[88]	Includes the effect of any management fee waivers.
[89]	Includes the effect of any management fee waivers.
[90]	Includes the effect of any management fee waivers.
[91]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[92]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[93]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[94]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[95]	Includes the effect of any management fee waivers.
[96]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[97]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[98]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[99]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[100]	Includes the effect of any management fee waivers.
[101]	Includes the effect of any management fee waivers.
[102]	Includes the effect of any management fee waivers.
[103]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[104]	Includes the effect of any management fee waivers.
[105]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[106]	Includes the effect of any management fee waivers.
[107]	Includes the effect of any management fee waivers.
[108]	Includes the effect of any management fee waivers.
[109]	Includes the effect of any management fee waivers.
[110]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[111]	Includes the effect of any management fee waivers.
[112]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[113]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[114]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[115]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[116]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[117]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[118]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[119]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[120]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[121]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[122]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[123]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[124]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[125]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[126]	Includes the effect of any management fee waivers.
[127]	Includes the effect of any management fee waivers.
[128]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[129]	Includes the effect of any management fee waivers.
[130]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[131]	Includes the effect of any management fee waivers.
[132]	Includes the effect of any management fee waivers.
[133]	Includes the effect of any management fee waivers.
[134]	Includes the effect of any management fee waivers.
[135]	Includes the effect of any management fee waivers.
[136]	Includes the effect of any management fee waivers.
[137]	Includes the effect of any management fee waivers.
[138]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[139]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[140]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[141]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[142]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[143]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[144]	Includes the effect of any management fee waivers.
[145]	Includes the effect of any management fee waivers.
[146]	Includes the effect of any management fee waivers.
[147]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[148]	Includes the effect of any management fee waivers.
[149]	Includes the effect of any management fee waivers.
[150]	Includes the effect of any management fee waivers.
[151]	Includes the effect of any management fee waivers.
[152]	Includes the effect of any management fee waivers.
[153]	Includes the effect of any management fee waivers.
[154]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[155]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[156]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[157]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[158]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[159]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[160]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[161]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[162]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[163]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[164]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[165]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[166]	Includes the effect of any management fee waivers.
[167]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[168]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[169]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[170]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[171]	Includes the effect of any management fee waivers.
[172]	Includes the effect of any management fee waivers.
[173]	Includes the effect of any management fee waivers.
[174]	Includes the effect of any management fee waivers.
[175]	Includes the effect of any management fee waivers.
[176]	Includes the effect of any management fee waivers.
[177]	Includes the effect of any management fee waivers.
[178]	Includes the effect of any management fee waivers.
[179]	Includes the effect of any management fee waivers.
[180]	Includes the effect of any management fee waivers.